GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of changes in goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of changes in goodwill
Balance at the beginning	$ 66,262	$ 66,314	$ 66,180
Radar acquisition	6,711
Impairment losses		0	0
Foreign currency translation adjustments	(463)	(52)	134
Balance at the ending	72,510	66,262	66,314
Products
Summary of changes in goodwill
Balance at the beginning	63,646	63,698	63,564
Radar acquisition	6,711
Foreign currency translation adjustments	(463)	(52)	134
Balance at the ending	69,894	63,646	63,698
Distribution
Summary of changes in goodwill
Balance at the beginning	2,616	2,616	2,616
Balance at the ending	$ 2,616	$ 2,616	$ 2,616